Note 7 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing fees, accumulated amortization	$ 11,083	$ 9,865